Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Summary of Goodwill and Intangible Assets

	GOODWILL	PATENTS	CUSTOMER INTANGIBLES	SUPPLIER RELATIONSHIPS	TECHNOLOGY AND SOFTWARE	TOTAL
Cost
At 1 January 2020	$15,391	$18,122	$8,731	$2,856	$11,177	$56,277
Additions	—	—	—	—	—	—
Acquisition of subsidiaries	—	—	—	—	—	—
Exchange differences	600	549	408	—	156	1,713
At 31 December 2020	15,991	18,671	9,139	2,856	11,333	57,990
Amortization
At 1 January 2020	—	2,710	4,034	1,043	6,957	14,744
Charge for the period	—	831	951	286	319	2,387
Impairments	—	—	—	—	—	—
Exchange differences	—	54	62	—	20	136
At 31 December 2020	—	3,595	5,047	1,329	7,296	17,267
Net Book Value
At 31 December 2020	$15,991	$15,076	$4,092	$1,527	$4,037	$40,723
Cost
At January 1, 2021	$15,991	$18,671	$9,139	$2,856	$11,333	$57,990
Additions	—	—	—	—	—	—
Exchange differences	(385)	(178)	(278)	—	(48)	(889)
At December 31, 2021	15,606	18,493	8,861	2,856	11,285	57,101
Amortization
At January 1, 2021	—	3,595	5,047	1,329	7,296	17,267
Charge for the period	—	890	1,317	286	334	2,827
Exchange differences	—	(16)	(21)	—	(4)	(41)
At December 31, 2021	—	4,469	6,343	1,615	7,626	20,053
Net Book Value
At December 31, 2021	$15,606	$14,024	$2,518	$1,241	$3,659	$37,048
Cost
At January 1, 2022	$15,606	$18,493	$8,861	$2,856	$11,285	$57,101
Additions	—	—	—	—	—	—
Exchange differences	(947)	(1,448)	(139)	—	(378)	(2,912)
At December 31, 2022	14,659	17,045	8,722	2,856	10,907	54,189
Amortization
At January 1, 2022	—	4,469	6,343	1,615	7,626	20,053
Charge for the period	—	803	593	286	303	1,985
Exchange differences	—	(19)	7	—	(7)	(19)
At December 31, 2022	—	5,253	6,943	1,901	7,922	22,019
Net Book Value
At December 31, 2022	$14,659	$11,792	$1,779	$955	$2,985	$32,170

Summary of Intangible Assets in Use and Under Development

Intangible assets in use	Type of intangible asset	Net book value	Remaining amortization period
Acquired Patents	Patents	6,420	8 years
Acquired Technology	Technology	178	1 year
Acquired Supplier relationships	Supplier relationships	958	3 years
Acquired Customer-related intangible	Customer-related	1,777	4-5 years
Acquired Technology	Technology	903	6 years

Intangible assets under development	Type of intangible asset	Net book value	Remaining amortization period
Technology License	Technology	1,901	n/a
Patent License	Patents	4,754	n/a
Patents	Patents	620	n/a